                                                     JUNE 21, 1999 SUPPLEMENT TO
                                                  PROSPECTUSES DATED MAY 1, 1999

                                            PRIMELITE

THE FOLLOWING INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED MAY 1, 1999 FOR THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES AND FOR THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES.

The Fee Table information presented for the Smith Barney Concert Select Portfolios of the Smith Barney Concert Allocation Series Fund, Inc. is amended as follows:

FUNDING OPTION EXPENSES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE FUNDING OPTION)

--------------------------------------------------------------------------------------
                                                                         TOTAL ANNUAL
                                             MANAGEMENT      OTHER        OPERATING
PORTFOLIO NAME                                  FEE        EXPENSES        EXPENSES
--------------------------------------------------------------------------------------
SMITH BARNEY CONCERT ALLOCATION SERIES
--------------------------------------------------------------------------------------
     Concert Select Balanced Portfolio          0.35%         1.05%        1.40% (2)
--------------------------------------------------------------------------------------
     Concert Select Conservative Portfolio      0.35%         1.08%        1.43% (2)
--------------------------------------------------------------------------------------
     Concert Select Growth Portfolio            0.35%         1.18%        1.53% (2)
--------------------------------------------------------------------------------------
     Concert Select High Growth Portfolio       0.35%         1.28%        1.63% (2)
--------------------------------------------------------------------------------------
     Concert Select Income Portfolio            0.35%         1.02%        1.37% (2)
--------------------------------------------------------------------------------------


(2)Each Portfolio of the Smith Barney Concert Allocation Series (a "fund of funds") invests in the shares of other mutual funds. The Management Fee for each portfolio is 0.35%, and they have no direct expenses. The "Other Expenses" figure reflects an indirect charge of the expenses of the underlying funds; it is a weighted average of the expense ratios for the underlying funds in which each portfolio is expected to be invested during the current fiscal year. See the Fund prospectus (regarding Y shares) for information on the equity/fixed income (including money market) investment target and range for each portfolio, and for the expense ratios for the underlying funds. Such ratios range from 0.45% to 3.22%.

EXAMPLE:

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses. All expenses here and in the prospectus fee table reflect the $30 annual contract administrative charge as an annual charge of 0.080% of assets.

                                                                                       If the Contract is NOT
                                                   If the Contract is                  surrendered at the end of the
                                                   surrendered at the end of           period shown, or if it is
                                                   the period shown:                   annuitized:
-------------------------------------------------------------------------------------------------------------------------------
                                               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years  5 Years   10 Years
-------------------------------------------------------------------------------------------------------------------------------
Concert Select Balanced Portfolio               $109      $149      $192      $320        $29      $89     $152       $320
-------------------------------------------------------------------------------------------------------------------------------
Concert Select Conservative Portfolio            109       150       193       323         29       90      153        323
-------------------------------------------------------------------------------------------------------------------------------
Concert Select Growth Portfolio                  110       153       198       333         30       93      158        333
-------------------------------------------------------------------------------------------------------------------------------
Concert Select High Growth Portfolio             111       156       203       342         31       96      163        342
-------------------------------------------------------------------------------------------------------------------------------
Concert Select Income Portfolio                  109       148       190       318         29       88      150        318
-------------------------------------------------------------------------------------------------------------------------------

L-21265                                                                     6/99